CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses
Management fees	$ 109,256	$ 111,364	$ 108,432
Consulting fees	2,434
Professional fees	63,111	62,871	72,234
General and administrative expenses	196,488	79,927	116,135
Depreciation and amortization	189	255	501
Net operating loss	(371,478)	(254,416)	(297,302)
Other income	591	212	46
Foreign exchange gain (loss)	21,976	(13,681)	12,056
Gain (loss) on common share purchase warrants	308,342	(33,973)	10,863
Net loss from continuing operations	(40,569)	(301,859)	(274,337)
Net loss from discontinued operations	(173)	(13,031)	(88)
Net loss and comprehensive loss	$ (40,742)	$ (314,890)	$ (274,424)
Net loss per share - Continuing Operations - basic	$ (0.00)	$ (0.02)	$ (0.02)
Net loss per share - Continuing Operations - diluted	(0.00)	(0.02)	(0.02)
Net loss per share - Discontinued Operations - basic and diluted	(0.00)	(0.00)	(0.00)
Net loss per share - basic and diluted	$ (0.00)	$ (0.02)	$ (0.02)
Weighted average number of shares - basic and diluted	26,783,454	13,221,798	11,906,730